Investments (Tables)	12 Months Ended
Mar. 31, 2025
Available for Sale Securities Amortized Cost and Fair Value	The fair value of credit substitutes by type of instrument as of March 31, 2024 and March 31, 2025 were as follows:

	As of March 31,
	2024				2025
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute debt securities:

Debentures	Rs.	132,926.5	Rs.	131,458.6	Rs.	160,975.7	Rs.	161,147.8
Preference shares		271.3		28.3		332.8		31.8
Commercial paper		—		—		—		—

Total	Rs.	133,197.8	Rs.	131,486.9	Rs.	161,308.5	Rs.	161,179.6

					US$	1,888.2	US$	1,886.7

Available-for-Sale Debt Securities
Portfolio of Trading Securities or Held for Trading Securities Amortized Cost Fair Value
The portfolio of trading securities as of March 31, 2024 and March 31, 2025 was as follows:

	As of March 31, 2024
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	71,673.0	Rs.	58.8	Rs.	—	Rs.	71,731.8
Other corporate/financial institution securities		31,833.9		77.3		205.0		31,706.2

Total debt securities	Rs.	103,506.9	Rs.	136.1	Rs.	205.0	Rs.	103,438.0
Other securities (including mutual fund units)		289,321.4		75,918.2		7,432.3		357,807.3

Total	Rs.	392,828.3	Rs.	76,054.3	Rs.	7,637.3	Rs.	461,245.3

	As of March 31, 2025
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	156,198.9	Rs.	215.3	Rs.	8.2	Rs.	156,406.0
Other corporate/financial institution securities		91,649.9		176.8		199.4		91,627.3

Total debt securities	Rs.	247,848.8	Rs.	392.1	Rs.	207.6	Rs.	248,033.3
Other securities (including mutual fund units)		300,987.0		87,908.0		11,539.8		377,355.2

Total	Rs.	548,835.8	Rs.	88,300.1	Rs.	11,747.4	Rs.	625,388.5

Total	US$	6,424.4	US$	1,033.6	US$	137.5	US$	7,320.5

Available for Sale Securities Amortized Cost and Fair Value
The portfolio of AFS debt securities as of March 31, 2024 and March 31, 2025 was as follows:

	As of March 31, 2024
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	6,105,313.9	Rs.	41,090.5	Rs.	52,213.3	Rs.	6,094,191.1
State government securities		1,188,315.0		7,600.4		12,234.4		1,183,681.0
Government securities outside India		3,556.3		3.9		18.4		3,541.8
Credit substitutes (see note 8)		133,197.8		321.7		2,032.6		131,486.9
Other corporate/financial institution bonds		736,923.7		16,136.6		9,022.2		744,038.1
Debt securities, other than asset and mortgage-backed securities		8,167,306.7		65,153.1		75,520.9		8,156,938.9
Mortgage-backed securities		78.1		2.3		1.2		79.2
Asset-backed securities		138,775.7		335.6		642.3		138,469.0

Total	Rs.	8,306,160.5	Rs.	65,491.0	Rs.	76,164.4	Rs.	8,295,487.1

Securities with gross unrealized losses							Rs.	3,706,475.3
Securities with gross unrealized gains								4,589,011.8

							Rs.	8,295,487.1

	As of March 31, 2025
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	6,871,303.8	Rs.	135,750.3	Rs.	6,077.2	Rs.	7,000,976.9
State government securities		1,646,894.8		39,861.0		2,498.1		1,684,257.7
Government securities outside India		10,280.7		74.5		0.3		10,354.9
Credit substitutes (see note 8)		161,308.5		473.8		602.7		161,179.6
Other corporate/financial institution bonds		912,282.2		32,335.9		4,863.0		939,755.1
Debt securities, other than asset and mortgage-backed securities		9,602,070.0		208,495.5		14,041.3		9,796,524.2
Mortgage-backed securities		59.4		2.3		0.8		60.9
Asset-backed securities		112,544.1		1,112.2		67.1		113,589.2

Total	Rs.	9,714,673.5	Rs.	209,610.0	Rs.	14,109.2	Rs.	9,910,174.3

Total	US$	113,715.0	US$	2,453.6	US$	165.2	US$	116,003.4

Securities with gross unrealized losses							Rs.	1,022,535.5
Securities with gross unrealized gains								8,887,638.8

							Rs.	9,910,174.3

							US$	116,003.4

Unrealized loss position investments
The below table presents the gross unrealized losses and the associated fair value of AFS debt securities and whether these securities have had gross unrealized losses for less than 12 months or 12 months or greater as of March 31, 2024:

	As of March 31, 2024
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses

					(In millions)
Government of India securities	Rs.	566,117.5	Rs.	177.4	Rs.	2,179,342.3	Rs.	52,035.9	Rs.	2,745,459.8	Rs.	52,213.3
State government securities		103,876.2		199.2		440,474.4		12,035.2		544,350.6		12,234.4
Government securities outside India		—		—		814.3		18.4		814.3		18.4
Credit substitutes (see note 8)		5,745.3		293.3		97,997.4		1,739.3		103,742.7		2,032.6
Other corporate/financial institution bonds		12,899.6		165.7		237,927.5		8,856.5		250,827.1		9,022.2

Debt securities, other than asset- and mortgage-backed securities		688,638.6		835.6		2,956,555.9		74,685.3		3,645,194.5		75,520.9
Mortgage-backed securities		—		—		13.5		1.2		13.5		1.2
Asset-backed securities		—		—		61,267.3		642.3		61,267.3		642.3

Total	Rs.	688,638.6	Rs.	835.6	Rs.	3,017,836.7	Rs.	75,328.8	Rs.	3,706,475.3	Rs.	76,164.4

The below table presents the gross unrealized losses and the associated fair value of AFS debt securities and whether these securities have had gross unrealized losses for less than 12 months or 12 months or greater as of March 31, 2025:

	As of March 31, 2025
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses

					(In millions)
Government of India securities	Rs.	4,657.3	Rs.	70.2	Rs.	542,172.0	Rs.	6,007.0	Rs.	546,829.3	Rs.	6,077.2
State government securities		254.0		1.6		215,435.8		2,496.5		215,689.8		2,498.1
Government securities outside India		—		—		854.4		0.3		854.4		0.3
Credit substitutes (see note 8)		15,060.8		197.0		48,115.3		405.7		63,176.1		602.7
Other corporate/financial institution bonds		33,686.7		620.0		146,345.1		4,243.0		180,031.8		4,863.0

Debt securities, other than asset- and mortgage-backed securities		53,658.8		888.8		952,922.6		13,152.5		1,006,581.4		14,041.3
Mortgage-backed securities		—		—		10.8		0.8		10.8		0.8
Asset-backed securities		—		—		15,943.3		67.1		15,943.3		67.1

Total	Rs.	53,658.8	Rs.	888.8	Rs	968,876.7	Rs.	13,220.4	Rs.	1,022,535.5	Rs.	14,109.2

Total	US$	628.1	US$	10.4	US$	11,341.2	US$	154.8	US$	11,969.3	US$	165.2

Summary of Allowances for Available for sale debt securities
Allowances for AFS debt securities as of March 31, 2024 are as follows:

	As of March 31, 2024
	Allowance for credit losses, beginning of the period		Write-offs		Addition/ (Deletion) to allowance for credit losses		Allowance for credit losses, end of the period
	(In millions)
Credit substitutes	Rs.	70.9	Rs.	—	Rs.	(70.9)	Rs.	—
Other corporate/financial institution bonds		—		—		—		—

Total	Rs.	70.9	Rs.	—	Rs.	(70.9)	Rs.	—

Allowances for AFS debt securities as of March 31, 2025 are as follows:

As of March 31, 2025
	Allowance for credit losses, beginning of the period		Write-offs		Addition/ (Deletion) to allowance for credit losses		Allowance for credit losses, end of the period
(In millions)
Credit substitutes	Rs.	—	Rs.	—	Rs.	—	Rs.	—
Other corporate/financial institution bonds		—		—		—		—

Total	Rs.	—	Rs.	—	Rs.	—	Rs.	—

Total	US$	—	US$	—	US$	—	US$	—

Debt securities, other than asset and mortgage-backed securities | Available-for-Sale Debt Securities
Investments Classified by Contractual Maturity Date
The contractual residual maturity of AFS debt securities other than asset and mortgage-backed securities as of March 31, 2025 is set out below:

	As of March 31, 2025
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	870,965.2	Rs.	871,833.8	US$	10,205.2
Over one year through five years		2,142,308.6		2,169,135.3		25,390.8
Over five years through ten years		3,575,041.2		3,641,124.4		42,621.1
Over ten years		3,013,755.0		3,114,430.7		36,456.0

Total	Rs.	9,602,070.0	Rs.	9,796,524.2	US$	114,673.1

Asset and Mortgage Backed Securities | Available-for-Sale Debt Securities
Investments Classified by Contractual Maturity Date
The contractual residual maturity of AFS mortgage-backed and asset-backed debt securities as of March 31, 2025 is set out below:

	As of March 31, 2025
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	49,908.7	Rs.	50,240.6	US$	588.1
Over one year through five years		62,426.7		63,131.6		739.0
Over five years through ten years		250.9		260.0		3.0
Over ten years		17.2		17.9		0.2

Total	Rs.	112,603.5	Rs.	113,650.1	US$	1,330.3

Realized Investment Gains Losses Net
Gross realized gains and gross realized losses from sale of AFS debt securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2023		2024		2025		2025
	(In millions)
Gross realized gains on sale	Rs.	259.1	Rs.	3,592.4	Rs.	20,943.7	US$	245.2
Gross realized losses on sale		(979.4)		(2,765.7)		(14,118.7)		(165.3)

Realized gains/ (losses), net		(720.3)		826.7		6,825.0		79.9
Dividends and interest		304,566.7		516,550.0		625,200.6		7,318.3

Total	Rs.	303,846.4	Rs.	517,376.7	Rs.	632,025.6	US$	7,398.2